9. LOSS PER SHARE (Tables) (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
Loss Per Share
	2013	2012

Net Income (Loss)	$(479,195)	$(163,456)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.00)	$(0.00)

Weighted average common shares outstanding – basic and diluted	345,487,945	335,000,000